Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2016-1

Class A-1 .75000% Asset Backed Notes

Class A-2A 1.52% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.81% Asset Backed Notes

Class B 2.30% Asset Backed Notes

Class C 2.89% Asset Backed Notes

Class D 3.59% Asset Backed Notes

Class E 0.00% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2016-1, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and The Bank of New York Mellon, as the Trust Collateral Agent, dated as of January 13, 2014. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	08/01/2016
Monthly Period Ending:	08/31/2016
Prev. Distribution/Close Date:	08/08/2016
Distribution Date:	09/08/2016
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	8

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,019	01/14/2016	01/21/2016	$1,298,698,994

Total	63,019			$1,298,698,994

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$1,099,863,024

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	26,225,686
{3} Collections on Receivables paid off during period				{3}	11,942,791
{4} Receivables becoming Liquidated Receivables during period				{4}	6,242,044
{5} Receivables becoming Purchased Receivables during period				{5}	0
{6} Other Receivables adjustments				{6}	250
{7} Less amounts allocable to Interest				{7}	(10,802,146)

{8} Total Monthly Principal Amounts					{8}	33,608,625

{9} End of period Aggregate Principal Balance					{9}	$1,066,254,399

{10} Pool Factor					{10}	82.1017344%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$216,000,000	$240,000,000	$160,430,000	$257,600,000	$94,150,000

{12} Beginning of period Note Balance	{12}	$0	$225,390,363	$150,664,067	$257,600,000	$94,150,000

{13} Noteholders’ Principal Distributable Amount	{13}	0	20,143,521	13,465,104	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	2,152,530	1,438,876	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$203,094,312	$135,760,087	$257,600,000	$94,150,000

{18} Note Pool Factors	{18}	0.0000000%	84.6226300%	84.6226311%	100.0000000%	100.0000000%

		Class C	Class D	Class E		TOTAL
		$116,880,000	$114,940,000	$27,270,000		$1,227,270,000
{19} Beginning of period Note Balance	{19}	$116,880,000	$114,940,000	$27,270,000		$986,894,430

{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0		33,608,625
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		3,591,406
{22} Aggregate Principal Parity Amount	{22}	0	0	0		0
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$116,880,000	$114,940,000	$27,270,000		$949,694,399

{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%		77.3826785%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance							{26}		$1,066,254,399
{27} 14.75% of Ending Aggregate Principal Balance							{27}	157,272,524
{28} Less Specified Reserve Balance							{28}	(25,973,980)
{29} Sum of {27} and {28}							{29}	131,298,544
{30} Required Pro Forma Note Balance {26} - {29}							{30}		934,955,855

{31} Beginning Note Balance							{31}	986,894,430
{32} Total Monthly Principal Amount							{32}	(33,608,625)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)							{33}		953,285,805

{34} Excess of Required Pro-forma over Pro-forma Balance							{34}		0
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,493,495)							{35}		0
{36} Step-Down Amount Lesser of {34} or {35}							{36}			$0

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts								{37}	$33,608,625
{38} Step-down Amount								{38}	0
{39} Principal Distributable Amount								{39}		$33,608,625

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{40}	Class A - 1	$0	0	0.7500000%	31	Actual days/360	$0
{41}	Class A - 2A	$225,390,363	0	1.5200000%	30	30/360	285,494
{42}	Class A - 2B	$150,664,067	0	1.2484000%	31	Actual days/360	161,966
{43}	Class A - 3	$257,600,000	0	1.8100000%	30	30/360	388,547
{44}	Class B	$94,150,000	0	2.3000000%	30	30/360	180,454
{45}	Class C	$116,880,000	0	2.8900000%	30	30/360	281,486
{46}	Class D	$114,940,000	0	3.5900000%	30	30/360	343,862
{47}	Class E	$27,270,000	0	0.0000000%	30	30/360	0

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{48}	$37,859,528
{49} Liquidation Proceeds collected during period								{49}	2,726,521
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account								{50}	0
{51} Investment Earnings - Collection Account								{51}	4,962
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{52}	4,748
{53} Collection of Supplemental Servicing - Extension Fees								{53}	308,949
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{54}	240,825
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{55}	224,879
{56} Total Available Funds								{56}		41,370,412

Distributions:
{57} Base Servicing Fee								{57}	2,062,243
{58} Repo and Recovery Fees - reimbursed to Servicer								{58}	240,825
{59} Bank Service Charges - reimbursed to Servicer								{59}	0
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{60}	224,879
{61} Trustee and Trust Collateral Agent Fees								{61}	417
{62} Asset Representations Reviewer Fee								{62}	0
{63} Owner Trustee Fee								{63}	208
{64} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{64}	0
{65} Class A-2A Noteholders’ Interest Distributable Amount pari passu								{65}	285,494
{66} Class A-2B Noteholders’ Interest Distributable Amount pari passu								{66}	161,966
{67} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{67}	388,547
{68} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{68}	0
{69} Class B Noteholders’ Interest Distributable Amount								{69}	180,454
{70} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{70}	0
{71} Class C Noteholders’ Interest Distributable Amount								{71}	281,486
{72} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{72}	0
{73} Class D Noteholders’ Interest Distributable Amount								{73}	343,862
{74} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{74}	0
{75} Class E Noteholders’ Interest Distributable Amount								{75}	0
{76} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{76}	0
{77} Noteholders’ Principal Distributable Amount								{77}	33,608,625
{78} To the Reserve Account, the Reserve Account Deposit								{78}	0
{79} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{79}	3,591,406
{80} Add’l fees (Trustee, ARR, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{80}	0
{81} To the Certificateholders, the aggregate amount remaining								{81}	0
{82} Total Distributions								{82}		$41,370,412

	VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{83}	Class A	$633,654,430	$1,066,254,399	$0	$38,005,833	$0
{84}	Class B	727,804,430	1,066,254,399	0	37,825,379	0
{85}	Class C	844,684,430	1,066,254,399	0	37,543,893	0
{86}	Class D	959,624,430	1,066,254,399	0	37,200,031	0
{87}	Class E	986,894,430	1,066,254,399	0	37,200,031	0
{88}	Total

	VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
	{89} Excess Available Funds						{89}	$3,591,406
	{90} Pro-Forma Note Balance (Calculated after Step-Down)						{90}	953,285,805
	{91} Required Pro Forma Note Balance						{91}	934,955,855
	{92} Excess of Pro-Forma Balance over Required Pro-Forma Balance						{92}	18,329,950
	{93} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance						{93}		$3,591,406

	IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
	{94} Specified Reserve Balance								$25,973,980

	{95} Beginning of period Reserve Account balance						{95}		$25,973,980

	{96} The Reserve Account Deposit, from Collection Account						{96}	0
	{97} Investment Earnings						{97}	4,748
	{98} Investment Earnings - transferred to Collection Account Available Funds						{98}	(4,748)
	{99} Reserve Account Withdrawal Amount						{99}	0

	{100} End of period Reserve Account balance						{100}		$25,973,980

	X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:
	{101} Aggregate Principal Balance						{101}	$1,066,254,399
	{102} End of Period Note Balance						{102}	949,694,399
	{103} Overcollateralization						{103}	116,560,000
	{104} Overcollateralization %						{104}		10.93%

XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
	{105} Original Number of Receivables						{105}	63,019
	{106} Beginning of period number of Receivables						{106}	0	56,504
	{107} Number of Receivables becoming Liquidated Receivables during period						{107}	1,339	324
	{108} Number of Receivables becoming Purchased Receivables during period						{108}	0	0
	{109} Number of Receivables paid off during period						{109}	6,353	853
	{110} End of period number of Receivables						{110}	55,327	55,327

	XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
	{111} Weighted Average APR of the Receivables					{111}	12.15%	12.11%	12.10%
	{112} Weighted Average Remaining Term of the Receivables					{112}	66.00	59.53	58.69
	{113} Weighted Average Original Term of Receivables					{113}	71.00	71.00	71.00
	{114} Average Receivable Balance					{114}	$20,608	$19,465	$19,272
	{115} Net Losses in Period					{115}	$0	$3,227,774	$3,515,523
	{116} Aggregate Realized Losses					{116}	$0	$10,303,249	$13,818,772
	{117} Aggregate Realized Loss Percentage					{117}		0.793%	1.064%
	{118} ABS Prepay Speed					{118}		1.3648	1.5104

	XIII. DELINQUENCY:

							Units	Dollars	Percentage
	Receivables with Scheduled Payment delinquent
	{119} 31-60 days					{119}	3,314	$62,612,974	5.69%
	{120} 61-90 days					{120}	906	16,947,922	1.54%
	{121} 91-120 days					{121}	188	3,024,245	0.27%
	{122} Total					{122}	4,408	$82,585,141	7.50%

XIV. ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

								Dollars	Percentage
	{123} Receivables with Scheduled Payment delinquent 61 days or more						{123}	$19,972,167	1.82%
	{124} Compliance (Trigger Violation is a Delinquency Rate Greater Than 5.30% )						{124}		Yes

XV. EXTENSIONS

	{125} Principal Balance of Receivables extended during current period					{125}		$38,471,179
	{126} Beginning of Period Aggregate Principal Balance					{126}		1,099,863,024
	{127} Extension Rate {125} divided by {126}					{127}			3.50%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Vice President, Securitization & Conduit Reporting - Treasury
Date:	September 2, 2016

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